Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012 Newave [Member]	May 31, 2013 China Management Software Institute [Member]	May 31, 2012 China Management Software Institute [Member]
Refund of purchase consideration for Newave, cash disposed	$ 448
Purchase of business, cash acquired		$ 68	$ 68